Condensed consolidated statement of profit or loss - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]
Shipping income
Revenue (Note 9)	$ 401,936,000	$ 202,748,000
Gains on disposal of vessels/other tangible assets (Note 12)	455,000	10,175,000
Other operating income (Note 9)	3,160,000	2,133,000
Total shipping income	405,551,000	215,056,000
Operating expenses
Voyage expenses and commissions (Note 10)	(74,501,000)	(46,277,000)
Vessel operating expenses (Note 10)	(107,375,000)	(78,870,000)
Charter hire expenses (Note 10)	0	(15,432,000)
Loss on disposal of vessels/other tangible assets (Note 12)	(74,000)	0
Depreciation tangible assets (Note 12)	(168,509,000)	(112,926,000)
Depreciation intangible assets	(32,000)	(51,000)
General and administrative expenses (Note 10)	(36,376,000)	(31,150,000)
Total operating expenses	(386,867,000)	(284,706,000)
RESULT FROM OPERATING ACTIVITIES	18,684,000	(69,650,000)
Finance income (Note 11)	15,126,000	7,185,000
Finance expenses (Note 11)	(62,502,000)	(33,978,000)
Net finance expenses	(47,376,000)	(26,793,000)
Gain on bargain purchase	0	36,280,000
Share of profit (loss) of equity accounted investees (net of income tax) (Note 23)	7,660,000	8,420,000
PROFIT (LOSS) BEFORE INCOME TAX	(21,032,000)	(51,743,000)
Income tax benefit (expense)	2,002,000	141,000
PROFIT (LOSS) FOR THE PERIOD	(19,030,000)	(51,602,000)
Attributable to:
Owners of the company (Note 14)	$ (19,030,395)	$ (51,602,299)
Basic earnings per share (in dollars per share)	$ (0.09)	$ (0.31)
Diluted earnings per share (in dollars per share)	$ (0.09)	$ (0.31)
Weighted average number of shares (basic) (in shares)	216,994,426	164,550,509
Weighted average number of shares (diluted) (in shares)	216,994,426	164,634,673

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.